Investment Securities - Amortized Cost and Estimated Fair Value of Securities Available-for-Sale (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 464,699,289	$ 516,006,296
Gross Unrealized Gains	72,809	1,101,494
Gross Unrealized Losses	20,025,644	12,061,413
Fair Value	444,746,454	505,046,377
Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	99,365,930	180,647,580
Gross Unrealized Losses	3,388,147	4,199,022
Fair Value	95,977,783	176,448,558
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	259,742,501	213,707,125
Gross Unrealized Gains	4,921	43,197
Gross Unrealized Losses	12,373,269	5,327,265
Fair Value	247,374,153	208,423,057
State, County and Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	105,590,858	118,786,297
Gross Unrealized Gains	67,888	849,364
Gross Unrealized Losses	4,264,228	2,535,126
Fair Value	$ 101,394,518	117,100,535
Other Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		2,865,294
Gross Unrealized Gains		208,933
Fair Value		$ 3,074,227